Components of Net Periodic Pension Cost (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 Japanese plans USD ($)	Mar. 31, 2013 Japanese plans JPY (¥)	Mar. 31, 2012 Japanese plans JPY (¥)	Mar. 31, 2011 Japanese plans JPY (¥)	Mar. 31, 2013 Foreign Plans USD ($)	Mar. 31, 2013 Foreign Plans JPY (¥)	Mar. 31, 2012 Foreign Plans JPY (¥)	Mar. 31, 2011 Foreign Plans JPY (¥)
Net Period Benefit Cost Assumptions [Line Items]
Service cost	$ 641	¥ 60,261	¥ 57,241	¥ 61,134	$ 297	¥ 27,943	¥ 21,298	¥ 21,288
Interest cost	296	27,804	30,660	31,782	258	24,300	21,739	20,720
Expected return on plan assets	(238)	(22,352)	(21,558)	(21,200)	(246)	(23,177)	(22,864)	(21,164)
Amortization of prior service costs	(86)	(8,033)	(16,326)	(24,421)	4	369	351	389
Recognized net actuarial loss	177	16,619	28,342	15,029	31	2,884	1,783	1,066
Amortization of net transition obligation			1,626	1,944
Net periodic pension cost	$ 790	¥ 74,299	¥ 79,985	¥ 64,268	$ 344	¥ 32,319	¥ 22,307	¥ 22,299